Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Revenues and Percentage of Consolidated Revenues
The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Partnership’s consolidated revenues during the periods presented.

(U.S. Dollars in millions)	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Royal Dutch Shell Plc (1)(2)	$327.6 or 23%	$338.2 or 31%	$349.0 or 30%
Petroleo Brasileiro S.A.(1)	$254.8 or 18%	$190.7 or 17%	$222.0 or 19%
Equinor ASA (formerly Statoil ASA) (3)	$182.1 or 13%	$114.5 or 10%	— (4)
Premier Oil (5)(6)	— (4)	$113.5 or 10%	$113.5 or 10%

(1)	Shuttle tanker and FPSO segments.

(2)	In February 2016, Royal Dutch Shell Plc acquired BG Group Plc; therefore the amount in the table for 2016 includes revenues from both Royal Dutch Shell Plc and BG Group Plc.

(3)	Shuttle tanker segment and FSO segment.

(4)	Percentage of consolidated revenue was less than 10%.

(5)	In April 2016, Premier Oil acquired E.ON Ruhgras UK GP Limited's (or E.ON) UK North Sea assets where the Voyageur Spirit FPSO unit operates. Revenues up to April 2016 are attributable to E.ON.

(6)	FPSO segment.

Segment Results as Presented in Consolidated Financial Statements
The following tables include results for the Partnership’s FPSO unit segment; shuttle tanker segment; FSO unit segment; UMS segment; towage and offshore installation vessels segment; and conventional tanker segment for the periods presented in these consolidated financial statements.

Year ended December 31, 2018	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(3)	Total
Revenues(1)	533,186	636,413	136,557	36,536	53,327	21,325	(920)	1,416,424
Voyage expenses	—	(109,796)	(769)	(47)	(28,925)	(12,453)	182	(151,808)
Vessel operating expenses	(214,623)	(149,226)	(42,913)	(3,679)	(27,346)	—	116	(437,671)
Time-charter hire expenses	—	(36,421)	—	—	—	(16,195)	—	(52,616)
Depreciation and amortization	(145,451)	(155,932)	(44,077)	(6,611)	(20,323)	—	104	(372,290)
General and administrative(2)	(34,052)	(21,763)	(2,174)	(3,547)	(3,531)	(360)	—	(65,427)
(Write-down) and gain on sale of vessels	(180,200)	(43,155)	—	—	—	—	—	(223,355)
Restructuring charge	(1,520)	—	—	—	—	—	—	(1,520)
(Loss) income from vessel operations	(42,660)	120,120	46,624	22,652	(26,798)	(7,683)	(518)	111,737
Equity income	39,458	—	—	—	—	—	—	39,458
Investment in joint ventures	212,202	—	—	—	—	—	—	212,202
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	54,371	147,540	6,987	—	24,838	—	—	233,736
Expenditures for dry docking	—	22,135	—	—	1,467	—	—	23,602

Year ended December 31, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(3)	Total
Revenues	458,388	536,852	66,901	4,236	38,771	14,022	(8,886)	1,110,284
Voyage expenses	—	(80,964)	(1,172)	(1,152)	(17,727)	(359)	1,930	(99,444)
Vessel operating (expenses) recoveries	(149,153)	(129,517)	(25,241)	(33,656)	(21,074)	10	5,067	(353,564)
Time-charter hire expenses	—	(62,899)	—	—	(925)	(16,491)	—	(80,315)
Depreciation and amortization	(143,559)	(125,648)	(19,406)	(6,566)	(15,578)	—	782	(309,975)
General and administrative(2)	(33,046)	(17,425)	(1,864)	(5,068)	(4,486)	(360)	—	(62,249)
(Write-down) and gain (loss) on sale of vessels	(265,229)	(51,741)	(1,108)	—	—	—	—	(318,078)
Restructuring charge	(450)	(210)	—	(2,004)	—	—	—	(2,664)
(Loss) income from vessel operations	(133,049)	68,448	18,110	(44,210)	(21,019)	(3,178)	(1,107)	(116,005)
Equity income	14,442	—	—	—	—	—	—	14,442
Investment in joint ventures	169,875	—	—	—	—	—	—	169,875
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	193,817	216,157	88,039	3,931	31,316	—	—	533,260
Expenditures for dry docking	—	16,323	199	—	661	—	—	17,183

Year ended December 31, 2016	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations	Total
Revenues	495,223	509,596	54,440	34,433	37,952	20,746	—	1,152,390
Voyage expenses	—	(62,846)	(1,517)	—	(15,024)	(1,363)	—	(80,750)
Vessel operating expenses	(165,346)	(123,950)	(23,167)	(32,888)	(17,524)	(1,566)	—	(364,441)
Time-charter hire expenses	—	(62,511)	—	—	—	(12,974)	—	(75,485)
Depreciation and amortization	(149,198)	(122,822)	(9,311)	(6,660)	(12,020)	—	—	(300,011)
General and administrative(2)	(35,971)	(10,160)	(836)	(5,495)	(3,307)	(353)	—	(56,122)
Gain on sale and (write down) of vessels	—	4,554	(983)	(43,650)	—	—	—	(40,079)
Restructuring charge	(4,444)	(205)	—	—	—	—	—	(4,649)
Income (loss) from vessel operations	140,264	131,656	18,626	(54,260)	(9,923)	4,490	—	230,853
Equity income	17,933	—	—	—	—	—	—	17,933
Investment in joint ventures	141,819	—	—	—	—	—	—	141,819
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	66,234	40,584	101,347	9,742	76,674	—	—	294,581
Expenditures for dry docking	—	19,105	5,139	—	799	—	—	25,043

(1)
Includes revenues of $55.0 million and $36.5 million in the shuttle tanker and UMS segments, respectively, during the year ended December 31, 2018 related to a settlement agreement with Petrobras and Petroleo Netherlands B.V. - PNBV S.A. (or Petrobras) in relation to the previously-terminated charter contracts of the HiLoad DP unit and Arendal Spirit UMS (see note 5).

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(3)	Includes revenue and expenses earned and incurred between segments of the Partnership, during the years ended December 31, 2018 and December 31, 2017.

Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2018 $	December 31, 2017 $
FPSO segment	2,279,277	2,506,660
Shuttle tanker segment	1,684,887	1,765,664
FSO segment	463,647	516,567
UMS segment	220,509	190,440
Towage segment	419,000	398,610
Conventional tanker segment	4,259	3,360
Unallocated:
Cash and cash equivalents and restricted cash	233,580	250,294
Other assets	6,893	6,200
Consolidated total assets	5,312,052	5,637,795